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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                               ----------------------

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             St. Denis J. Villere & Company
                  -----------------------------------------------
Address:          210 Baronne Street, Suite 808
                  -----------------------------------------------
                  New Orleans, LA 70112
                  -----------------------------------------------

                  -----------------------------------------------


13F File Number:  28-774
                     ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             George V. Young
                  -----------------------------------------------
Title:            Partner
                  -----------------------------------------------
Phone:            (504) 525-0808
                  -----------------------------------------------

Signature, Place, and Date of Signing:

                                           New Orleans, LA            2/11/00
---------------------------------    ----------------------------    ----------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

        13F File Number          Name

        28-__________________    ______________________________________________
        [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                         --------------
Form 13F Information Table Entry Total:         136
                                         --------------
Form 13F Information Table Value Total: $   685,605
                                         --------------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.             13F File Number         Name

        ____            28-____________         ________________________________
       [Repeat as necessary.]


                              St Denis J. Villere
                                    FORM 13F
                                December 31, 1999

        COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------    --------  ------------------  ----------  --------  --------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------    --------  -------  ---  ----  ----------  --------  --------------------

INTERMAGNETICS
  GEN CORP                 SBDB144A
                            5.75%03      458771 AB 8  $ 3,595  4,180,000 PRN          OTHER                   4,180,000

FRIEDE GOLDMAN
  HALTER INC               SRSB NT
                            CV4.5%04     358430AA4    $ 3,484  5,620,000 PRN          OTHER                   5,620,000

OFFSHORE LOGISTICS INC     SUB NT CV
                            144A 03      676255 AD 4  $ 1,589  1,950,000 PRN          OTHER                   1,950,000

SCP POOL CORP              COM           784028 10 2  $58,081  2,239,274 Sh           OTHER                   2,239,274

OPTIMAL ROBOTICS CORP      COM           68388R 20 8  $43,113  1,157,400 Sh           OTHER                   1,157,400

INDEPENDENT ENERGY
  HLDGS PLC                SPONSORED ADR 45384X 10 8  $37,555  1,127,350 Sh           OTHER                   1,127,350

HENRY JACK & ASSOC INC     COM           426281 10 1  $30,533    568,725 Sh           OTHER                     568,725

O CHARLEYS INC             COM           670823 10 3  $30,519  2,325,275 Sh           OTHER                   2,325,275

LEGGETT & PLATT INC        COM           524660 10 7  $28,270  1,318,697 Sh           OTHER                   1,318,697

STONE ENERGY CORP          COM           861642 10 6  $25,647    719,925 Sh           OTHER                     719,925

WELLS FARGO & CO NEW       COM           949746 10 1  $24,440    604,387 Sh           OTHER                     604,387

PITTWAY CORP DEL           CL A          725790 20 8  $24,019    535,996 Sh           OTHER                     535,996

HARMON INDS INC (NEW)      COM           413136 10 2  $21,532  1,775,850 Sh           OTHER                   1,775,850

SOLECTRON CORP             COM           834182 10 7  $21,370    224,647 Sh           OTHER                     224,647

BANK ONE CORP              COM           06423A 10 3  $21,294    665,434 Sh           OTHER                     665,434

EXXON MOBIL CORP           COM           30231G 10 2  $20,342    252,505 Sh           OTHER                     252,505

CERNER CORP                COM           156782 10 4  $18,044    916,500 Sh           OTHER                     916,500

HANCOCK HLDG CO            COM           410120 10 9  $16,901    436,155 Sh           OTHER                     436,155

MCI WORLDCOM INC           COM           55268B 10 6  $15,293    288,199 Sh           OTHER                     288,199

BLOCK H&R INC              COM           093671 10 5  $14,951    341,726 Sh           OTHER                     341,726

STEWART ENTERPRISES INC    CL A          860370 10 5  $13,402  2,821,572 Sh           OTHER                   2,821,572

VITECH AMER INC            COM           928489 10 3  $13,289  1,661,177 Sh           OTHER                   1,661,177

PEGASUS SYSTEMS INC        COM           705906 10 5  $12,201    202,300 Sh           OTHER                     202,300

BRISTOL MYERS SQUIBB CO    COM           110122 10 8  $11,388    177,416 Sh           OTHER                     177,416

COCA COLA CO               COM           191216 10 0  $10,614    182,218 Sh           OTHER                     182,218

RIVIANA FOODS INC          COM           769536 10 3  $ 9,367    527,696 Sh           OTHER                     527,696

GENERAL ELEC CO            COM           369604 10 3  $ 8,775     56,703 Sh           OTHER                      56,703

GULF ISLAND
  FABRICATION INC          COM           402307 10 2  $ 8,223    877,100 Sh           OTHER                     877,100

UNION PLANTERS CORP        COM           908068 10 9  $ 7,884    199,903 Sh           OTHER                     199,903

FANNIE MAE                 COM           313586 10 9  $ 7,540    120,764 Sh           OTHER                     120,764

PROFESSIONAL
  DETAILING INC            COM           74312N 10 7  $ 5,654    188,850 Sh           OTHER                     188,850

HOME DEPOT INC             COM           437076 10 2  $ 5,444     79,182 Sh           OTHER                      79,182

MERCK & CO INC             COM           589331 10 7  $ 4,543     67,624 Sh           OTHER                      67,624

WHITNEY HLDG CORP          COM           966612 10 3  $ 4,493    121,224 Sh           OTHER                     121,224

BANK OF AMERICA
  CORPORATION              COM           060505 10 4  $ 4,292     85,524 Sh           OTHER                      85,524

INSITUFORM
  TECHNOLOGIES INC         CL A          457667 10 3  $ 4,255    150,635 Sh           OTHER                     150,635

BP AMOCO PLC               SPONSORED ADR 055622 10 4  $ 4,154     70,030 Sh           OTHER                      70,030

CBS CORP                   COM           12490K 10 7  $ 3,775     59,048 Sh           OTHER                      59,048

AMSOUTH BANCORPORATION     COM           0321165 10 2 $ 3,691    191,111 Sh           OTHER                     191,111

AMERICAN ITALIAN
  PASTA CO                 CL A          027070 10 1  $ 3,275    106,500 Sh           OTHER                     106,500

QUINTILES TRANSNATIONAL
  CORP                     COM           748767 10 0  $ 3,109    166,365 Sh           OTHER                     166,365

COVAD COMMUNICATIONS
  GROUP INC                COM           222814 20 4  $ 3,085     55,150 Sh           OTHER                      55,150

ST PAUL CO INC             COM           792860 10 8  $ 2,999     89,020 Sh           OTHER                      89,020

CHEVRON CORPORATION        COM           166751 10 7  $ 2,926     33,776 Sh           OTHER                      33,776

ROYAL DUTCH PETE CO        NY REG GLD
                            1.25         780257 80 4  $ 2,851     47,081 Sh           OTHER                      47,081

SCHLUMBERGER LTD           COM           806857 10 8  $ 2,725     48,553 Sh           OTHER                      48,553

                              St Denis J. Villere
                                    FORM 13F
                                December 31, 1999



MCDONALDS CORP             COM           580135 10 1  $ 2,511     62,296 Sh           OTHER                      62,296

SCOTTS CO                  CL A          810186 10 6  $ 2,343     58,200 Sh           OTHER                      58,200

COLGATE PALMOLIVE CO       COM           194162 10 3  $ 2,146     33,016 Sh           OTHER                      33,016

LAYNE CHRISTENSEN CO       COM           521050 10 4  $ 1,963    270,700 Sh           OTHER                     270,700

AMERICA ONLINE INC DEL     COM           02364J 10 4  $ 1,948     25,680 Sh           OTHER                      25,680

NEWPARK RES INC            COM PAR
                            $.01 NEW     651718 50 4  $ 1,814    296,200 Sh           OTHER                     296,200

BESTFOODS                  COM           08658U 10 1  $ 1,696     32,261 Sh           OTHER                      32,261

JOHNSON & JOHNSON          COM           478160 10 4  $ 1,517     16,264 Sh           OTHER                      16,264

DISNEY (WALT) CO           COM DISNEY    254687 10 6  $ 1,512     51,700 Sh           OTHER                      51,700

3DO COMPANY                COM           88553W 10 5  $ 1,503    165,300 Sh           OTHER                     165,300

WALGREEN CO                COM           931422 10 9  $ 1,445     49,400 Sh           OTHER                      49,400

KEYCORP NEW                COM           493267 10 8  $ 1,439     65,032 Sh           OTHER                      65,032

ROWAN COS INC              COM           779382 10 0  $ 1,416     65,300 Sh           OTHER                      65,300

3-D SYS CORP DEL           COM NEW       88554D 20 5  $ 1,198    140,930 Sh           OTHER                     140,930

PANAMERICAN BEVERAGES
  INC                      CL A          P74823 10 8  $ 1,145     55,700 Sh           OTHER                      55,700

BELLSOUTH CORP             COM           079860 10 2  $ 1,133     24,200 Sh           OTHER                      24,200

LINCARE HLDS INC           COM           532791 10 0  $ 1,080     31,125 Sh           OTHER                      31,125

HIBERNIA CORP              CL A          428656 10 2  $ 1,035     97,395 Sh           OTHER                      97,395

BASIN EXPL INC             COM           070107 10 7  $ 1,005     57,000 Sh           OTHER                      57,000

INT'L BUSINESS MACH        COM           459200 10 1  $   976      9,050 Sh           OTHER                       9,050

AMERICAN EXPRESS CO        COM           025816 10 9  $   914      5,500 Sh           OTHER                       5,500

MORGAN STANLEY DEAN
  WITTER & CO              COM NEW       617446 44 8  $   879      6,155 Sh           OTHER                       6,155

WAL MART STORES INC        COM           931142 10 3  $   871     12,600 Sh           OTHER                      12,600

PHILIP MORRIS COS INC      COM           718154 10 7  $   837     36,397 Sh           OTHER                      36,397

DUPONT EI DE NEMOURS
  & CO                     COM           263534 10 9  $   829     12,580 Sh           OTHER                      12,580

HUNTINGDON LIFE
  SCIENCES GROUP           ADR           445891 20 3  $   820    875,000 Sh           OTHER                     875,000

PROCTER & GAMBLE CO        COM           742718 10 9  $   800      7,300 Sh           OTHER                       7,300

FLOWERS INDS INC           COM           343496 10 5  $   773     48,500 Sh           OTHER                      48,500

MICROSOFT CORP             COM           594918 10 4  $   771      6,600 Sh           OTHER                       6,600

PEPSICO INC                COM           713448 10 8  $   769     21,815 Sh           OTHER                      21,815

AMERICAN HOME PRODS CORP   COM           026609 10 7  $   761     19,398 Sh           OTHER                      19,398

NETRADIO CORP              COM           64114E 10 8  $   738     89,500 Sh           OTHER                      89,500

FIRSTAR CORPORATION
  NEW WIS                  COM           33763V 10 9  $   737     34,400 Sh           OTHER                      34,400

SCHERING PLOUGH CORP       COM           806605 10 1  $   695     16,400 Sh           OTHER                      16,400

CLAIRE'S STORES INC        COM           179584 10 7  $   653     29,200 Sh           OTHER                      29,200

OFFSHORE LOGISTICS INC     COM           676255 10 2  $   627     66,900 Sh           OTHER                      66,900

GRAINGER WW INC            COM           384802 10 4  $   612     12,800 Sh           OTHER                      12,800

ABBOTT LABS                COM           002824 10 0  $   610     16,800 Sh           OTHER                      16,800

PFIZER INC                 COM           717081 10 3  $   599     18,478 Sh           OTHER                      18,478

LAMAR CAPITAL CORP         COM           51282P 10 6  $   587     52,800 Sh           OTHER                      52,800

GTE CORP                   COM           362320 10 3  $   573      8,126 Sh           OTHER                       8,126

DELL COMPUTER CORP         COM           247025 10 9  $   571     11,200 Sh           OTHER                      11,200

S1 CORPORATION             COM           78463B 10 1  $   562      7,200 Sh           OTHER                       7,200

WACHOVIA CORP              COM           929771 10 3  $   556      8,180 Sh           OTHER                       8,180

INTEL CORP                 COM           458140 10 0  $   556      6,754 Sh           OTHER                       6,754

CISCO SYS INC              COM           17275R 10 2  $   550      5,138 Sh           OTHER                       5,138

UNILEVER N V               NY SHS NEW    904784 70 9  $   540      9,916 Sh           OTHER                       9,916

LUCENT TECHNOLOGIES INC    COM           549463 10 7  $   524      6,993 Sh           OTHER                       6,993

MARSH & MCLENNAN COS UBC   COM           571748 10 2  $   517      5,400 Sh           OTHER                       5,400

MCMORAN EXPLORATION CO     COM           582411 10 4  $   510     24,160 Sh           OTHER                      24,160

MARINE DRILLING COS INC    COM PAR $0.01 568240 20 4  $   503     22,400 Sh           OTHER                      22,400

                              St Denis J. Villere
                                    FORM 13F
                                December 31, 1999



STERLING BANCSHARES INC    COM           858907 10 8  $    490      43,800 Sh         OTHER                      43,800

QLT PHOTOTHERAPEUTICS INC  COM           746927 10 2  $    485       8,260 Sh         OTHER                       8,260

PROFESSIONAL STAFF PLC     SPONORED ADR  74315R 10 5  $    431      78,300 Sh         OTHER                      78,300

SPLITROCK SVCS INC         COM           848636 30 4  $    397      20,000 Sh         OTHER                      20,000

SOUTH ALA BANCORPORATION   COM           836234 10 4  $    387      31,737 Sh         OTHER                      31,737

ALLSTATE CORP              COM           020002 10 1  $    384      15,964 Sh         OTHER                      15,964

VELCRO INDS NV             COM           922571 10 4  $    380      31,470 Sh         OTHER                      31,470

COMMERCE GROUP INC MASS    COM           200641 10 8  $    379      14,500 Sh         OTHER                      14,500

ONEMAIN.COM INC            COM           68267P 10 9  $    375      25,000 Sh         OTHER                      25,000

WARNER-LAMBERT CO          COM           934488 10 7  $    357       4,358 Sh         OTHER                       4,358

SARA LEE CORP              COM           803111 10 3  $    346      15,672 Sh         OTHER                      15,672

REGIONS FINL CORP          COM           758940 10 0  $    325      12,946 Sh         OTHER                      12,946

SERVICEMASTER CO           COM           81760N 10 9  $    314      25,542 Sh         OTHER                      25,542

AT&T CORP                  COM           001957 10 9  $    297       5,846 Sh         OTHER                       5,846

MAY DEPT STORES CO         COM           577778 10 3  $    295       9,132 Sh         OTHER                       9,132

SEARS ROEBUCK & CO         COM           812387 10 8  $    279       9,174 Sh         OTHER                       9,174

DEVELOPERS DIVERSIFIED
  RLTY CO                  COM           251591 10 3  $    273      21,200 Sh         OTHER                      21,200

TRI CONT CORP              COM           895436 10 3  $    271       9,736 Sh         OTHER                       9,736

WEYERHAEUSER CO            COM           962166 10 4  $    269       3,750 Sh         OTHER                       3,750

PROMEDCO MGMT CO           COM           74342L 10 5  $    261      88,700 Sh         OTHER                      88,700

TIDEWATER INC              COM           886423 10 2  $    248       6,900 Sh         OTHER                       6,900

UNION PAC CORP             COM           907818 10 8  $    238       5,439 Sh         OTHER                       5,439

YAHOO! INC                 COM           984332 10 6  $    231         533 Sh         OTHER                         533

SNB BANCSHARES INC         COM           784605 10 7  $    214      15,000 Sh         OTHER                      15,000

CITIGROUP INC              COM           172967 10 1  $    213       3,825 Sh         OTHER                       3,825

FIRST DATA CORP            COM           319963 10 4  $    211       4,288 Sh         OTHER                       4,288

PNC BK CORP                COM           693475 10 5  $    205       4,602 Sh         OTHER                       4,602

STEIN MART INC             COM           858375 10 8  $    171      30,000 Sh         OTHER                      30,000

PETROLEUM HELICOPTERS
  INC                      COM VTG       716604 10 3  $    140      15,163 Sh         OTHER                      15,163

CTB INTL CORP              COM           125960 10 4  $    126      21,600 Sh         OTHER                      21,600

PETROLEUM HELICOPTERS
  INC                      COM NON VTG   716604 20 2  $    102      10,500 Sh         OTHER                      10,500

PSS WORLD MED INC          COM           69366A 10 0  $     94      10,000 Sh         OTHER                      10,000

ELTRAX SYST INC            COM           290375 10 4  $     81      10,000 Sh         OTHER                      10,000

PACIFIC DUNLOP LTD         ADR           694185 20 8  $     59      10,648 Sh         OTHER                      10,648

FIRST PRIORITY GROUP
  INC                      COM           335914 20 6  $     48      16,000 Sh         OTHER                      16,000

LIBERTE INVS INC DEL       COM           530154 10 3  $     34      10,000 Sh         OTHER                      10,000

                                                      $685,605  39,395,491